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                              DISCOVERY PREMIER(R)
                                ---------------
                            GROUP RETIREMENT ANNUITY


                       SEMI-ANNUAL REPORT TO PARTICIPANTS
                                 JUNE 30, 2002

                         PROSPECTUS SUPPLEMENT INCLUDED


                                   [GRAPHIC]


Prudential . AIM Advisors . Alliance . American Century . Credit Suisse . Davis
              Dreyfus . Franklin Templeton . INVESCO . Janus . MFS



DISCOVERY PREMIER GROUP Retirement Annuity is a group annuity insurance product issued by The Prudential Insurance Company of America, Newark, NJ, and is sold by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential company. This product is subject to morality and risk expenses, and administrative charges.

Prudential Financial is a service mark of Prudential, Newark, NJ and its affiliates.

                                                     [LOGO] Prudential Financial

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                        The Prudential Series Fund, Inc.

                      Supplement dated August 29, 2002 to
                         Prospectus, dated May 1, 2002

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                               Jennison Portfolio

        The following supplements the section of the Prospectus entitled "How the Portfolios Invest--Investment Objectives and Policies:"

              The Portfolio may invest in equity swap agreements.


PSFSUP3

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DISCOVERY PREMIER GROUP RETIREMENT ANNUITY      SEMIANNUAL REPORT  June 30, 2002
--------------------------------------------------------------------------------

Table of Contents


Letter to Contract Owners

THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS
  Conservative Balanced Portfolio
  Diversified Bond Portfolio
  Equity Portfolio
  Flexible Managed Portfolio
  Global Portfolio
  Government Income Portfolio
  High Yield Bond Portfolio
  Jennison Portfolio
  Jennison 20/20 Focus Portfolio
  Money Market Portfolio
  Small Capitalization Stock Portfolio
  Stock Index Portfolio
  Value Portfolio

FINANCIAL REPORTS
A1 Financial Statements
B1 Schedule of Investments
C1 Notes to Financial Statements
D1 Financial Highlights
E1 Board of Directors

AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Government Securities Fund
  AIM V.I. International Growth Fund
  AIM V.I. Premier Equity Fund

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
  Premier Growth Portfolio
  Growth and Income Portfolio
  Quasar Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  VP Income and Growth

CREDIT SUISSE TRUST
  Emerging Growth Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.
  Davis Value Portfolio

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
  Dreyfus Socially Responsible Growth Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  VIP Franklin Small Cap Fund - Class I
  Templeton Foreign Securities Fund

INVESCO VARIABLE INVESTMENT FUNDS, INC.
  Dynamics Fund

JANUS ASPEN SERIES
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen Worldwide Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM)
  MFS Bond Series
  MFS Emerging Growth Series
  MFS Investor's Growth Stock Series
  MFS Investor's Trust Series
  MFS Total Return Series


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. It is for the information of persons participating in the Discovery Premier(SM) Group Retirement Annuity Contracts. This report describes the Discovery Premier(SM) Group Variable Annuity Contracts(R), group variable annuity contracts offered by The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company, in connection with retirement arrangements that qualify for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 and with non-qualified annuity arrangements.

The Prudential Series Fund, Inc.          Semiannual Report     June 30, 2002
--------------------------------------------------------------------------------

Letter to Contract Owners


.. DEAR CONTRACT OWNER,

This semiannual report reviews the investment strategies and performance of the portfolios available in your Prudential Financial variable life insurance or variable annuity contract.

.. A TOUGH ENVIRONMENT FOR INVESTORS

The first six months of 2002 were the most difficult market conditions for investors in a generation. The U.S. stock markets remained unsettled as the threat of terrorism, uncertainty about profit forecasts, and a string of accounting and corporate governance issues took their toll, and the period ended on a declining note.

.. CONFIDENCE IN OUR FINANCIAL MARKETS

It is in the interest of all business leaders, particularly those in investment-related firms, to help restore and maintain confidence in our financial markets. Despite the damage done by the poor judgment of some corporate officers, there remain many good, well-managed companies producing quality products and services in an atmosphere of honest competition. We continue to believe that investing in these companies through your contract is not only an investment in the strength of our economy, but also offers the best potential for reaching your financial goals.

.. STAY FOCUSED ON YOUR LONG-TERM GOALS

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

If you are uncertain about your long-term investment strategy, we recommend that you seek the guidance of your financial professional. This is an ideal time to review and confirm your strategy, or make adjustments if necessary. Thank you for your continued confidence in the Prudential Series Fund, Inc.

Sincerely,


David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.                                 July 31, 2002

[PHOTO]

CHAIRMAN
DAVID R. ODENATH, JR.

We recommend that individual investors stay focused on their goals, time horizons, and tolerance for price fluctuations, and try not to be distracted by these passing events. Regardless of their place in history, they are not necessarily relevant to the decisions you make to secure your financial future.

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Whether providing insurance protection for home, family and business or arranging to cover future education and retirement expenses, Prudential people have always been able to deliver something more: personal service, quality, attention to detail, and the financial strenght of The Rock(R). Since 1875, Prudential has been helping individuals and families meet their financial needs.


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In the past, Contract Owners who held several variable contracts at the same address received multiple copies of annual and semi-annual reports. In an effort to lessen waste and reduce your fund's expenses of postage and printing, we will attempt to mail only one copy of this report for the contracts listed on the cover, based on our current records for Contract Owners with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the back cover of this report should be used to request additional copies. Proxy material and tax information will continue to be sent to each account of record.

                                                                 --------------
The Prudential Insurance Company of America                         PRESORTED
30 Scranton Office Park                                             STANDARD
Scranton PA 18507-1789                                            U.S. POSTAGE
(800) 458-6333                                                        PAID
                                                                   PRUDENTIAL
                                                                 --------------



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